Organization (Details) - Schedule of Loss Per Share Before and After the Retrospective Adjustments - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Before Adjustment [Member]
Net loss per share attributable to ordinary shareholders of SAI.TECH Global Corporation.
Basic	$ (0.0019)
Weighted average shares used in calculating net loss per share
Basic	93,061,216	93,061,216
After Adjustment [Member]
Net loss per share attributable to ordinary shareholders of SAI.TECH Global Corporation.
Basic	$ (1.4274)
Weighted average shares used in calculating net loss per share
Basic	12,447,760	12,447,760